POWERSHARES EXCHANGE-TRADED FUND TRUST II

Supplement Dated January 24, 2008 to the Prospectus dated November 7, 2007 of each Fund listed below:

PowerShares High Yield Corporate Bond Portfolio

PowerShares Preferred Portfolio

(each, a “Fund”)

Investors are advised that shares of the PowerShares Preferred Portfolio will be offered as of January 31, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

Supplement Dated January 24, 2008 to the Statement of Additional Information dated November 7, 2007 of each Fund listed below:

PowerShares High Yield Corporate Bond Portfolio

PowerShares Preferred Portfolio

(each, a “Fund”)

Investors are advised that shares of the PowerShares Preferred Portfolio will be offered as of January 31, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.